UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               04/21/10
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $ 1,812,592
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                        FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

            Column1                   Column2          Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------          -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS            CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----            -----         -----     -------------   ----------  ------------   ---------
Accenture Ltd.                        Common           G1151C101     40,946,766    976,085      Sole        None           None
ACE Limited                           SHS              H0023R105     70,164,320  1,341,574      Sole        None           None
Advance Auto Parts                    Common           00751y106     39,026,891    930,985      Sole        None           None
AGL Resources                         Common           001204106      3,757,553     97,220      Sole        None           None
Alliant Energy Corp.                  Common           018802108      2,339,009     70,325      Sole        None           None
American Express Comp                 Common           025816109        206,300      5,000      Sole        None           None
Apple Computer Inc.                   Common           037833100        554,600      2,360      Sole        None           None
AT&T Inc.                             Common           00206R102     61,188,164  2,367,963      Sole        None           None
Bank of America Corp.                 Common           060505104     48,334,145  2,707,795      Sole        None           None
Bank of New York Co.                  Common           064058100        248,090      8,034      Sole        None           None
Baxter International                  Common           071813109        261,900      4,500      Sole        None           None
BB&T Corp                             Common           054937107        262,035      8,090      Sole        None           None
BE Aerospace Inc.                     Common           073302101        452,060     14,890      Sole        None           None
Bio-Rad Lab cl A                      CL A             090572207        207,040      2,000      Sole        None           None
Boeing Company                        Common           097023105     36,270,365    499,523      Sole        None           None
BP PLC ADS                            Sponsored ADR    055622104      6,263,432    109,750      Sole        None           None
Bristol-Myers Squibb                  Common           110122108     61,470,983  2,302,284      Sole        None           None
C.R. Bard Inc.                        Common           067383109      2,409,335     27,815      Sole        None           None
Capital One Financial                 Common           14040H105     68,798,077  1,661,388      Sole        None           None
Chesapeake Energy Cor                 Common           165167107      9,020,788    381,590      Sole        None           None
ChevronTexaco Corp                    Common           166764100     53,052,867    699,629      Sole        None           None
Chubb Corp                            Common           171232101     75,714,896  1,460,268      Sole        None           None
Cisco Systems Inc.                    Common           17275R102        260,300     10,000      Sole        None           None
Citigroup Inc                         Common           172967101        973,412    240,349      Sole        None           None
Coachmen Industries                   Common           189873102         15,321     11,102      Sole        None           None
Coca-Cola Company                     Common           191216100      3,936,016     71,564      Sole        None           None
ConAgra Foods Inc                     Common           205887102      4,888,363    194,989      Sole        None           None
ConocoPhillips                        Common           20825C104     67,032,137  1,309,989      Sole        None           None
Deluxe Corporation                    Common           248019101      1,029,066     52,990      Sole        None           None
Diageo ADR                            Sponsored ADR    25243Q205        512,283      7,595      Sole        None           None
Duke Energy Corporation               Common           26441C105      3,645,806    223,395      Sole        None           None
E.I. DuPont de Nemour                 Common           263534109        374,932     10,068      Sole        None           None
Eaton Corporation                     Common           278058102      2,604,594     34,375      Sole        None           None
Eli Lilly & Co.                       Common           532457108     68,788,155  1,899,176      Sole        None           None
Exelon Corp                           Common           30161N101     34,835,872    795,158      Sole        None           None
Exxon Mobil                           Common           30231G102      4,965,227     74,130      Sole        None           None
Flextronics                           Common           Y2573F102     52,709,927  6,723,205      Sole        None           None
Flowers Foods                         Common           343498101      1,555,815     62,887      Sole        None           None
Freeport Mc cl B                      Common           35671D857      3,897,141     46,650      Sole        None           None
Gamestop                              Common           36467w109     74,667,702  3,407,928      Sole        None           None
Gannett Co. Inc.                      Common           364730101        195,762     11,850      Sole        None           None
General Dynamics                      Common           369550108     53,140,002    688,342      Sole        None           None
Google                                Common           38259p508        445,189        785      Sole        None           None
Halliburton Company                   Common           406216101      1,186,617     39,383      Sole        None           None
Harris Corporation                    Common           413875105        541,386     11,400      Sole        None           None
Harsco Corporation                    Common           415864107      1,964,310     61,500      Sole        None           None
HCC Insurance Holdings                Common           404132102     31,223,494  1,131,286      Sole        None           None
Hewlett-Packard Co                    Common           428236103        325,225      6,119      Sole        None           None
Human Genome Sciences                 Common           444903108        241,600      8,000      Sole        None           None
IBM Corp                              Common           459200101     55,117,968    429,770      Sole        None           None
Invesco Plc                           Common           G491BT108        327,774     14,960      Sole        None           None
ISHARES BARCLAYS AGGREGATE BOND FUND  ETF              464287226      2,529,976     24,280      Sole        None           None
ISHARES Lehman Short Treasury Bond    ETF              464288679      1,121,836     10,180      Sole        None           None
ITT Industries Inc.                   Common           450911102     69,823,272  1,302,430      Sole        None           None
J P Morgan Chase                      Common           46625H100      4,702,106    105,075      Sole        None           None
Johnson & Johnson                     Common           478160104     64,748,164    993,070      Sole        None           None
KBR                                   Common           48242W106      1,389,764     62,715      Sole        None           None
McDonalds Corporatio                  Common           580135101     53,489,291    801,698      Sole        None           None
McGraw-Hill Companies                 Common           580645109      2,219,212     62,250      Sole        None           None
Merck & Co. Inc.                      Common           58933Y105      2,565,945     68,700      Sole        None           None
Microsoft Corporation                 Common           594918104      1,171,666     40,005      Sole        None           None
Morgan Stanley                        Common           617446448     54,811,256  1,871,330      Sole        None           None
NII Holdings                          CL B             62913f201      5,542,398    132,975      Sole        None           None
Nike Inc cl B                         CL B             654106103        277,462      3,775      Sole        None           None
Nokia Corporation                     Common           654902204        309,091     19,890      Sole        None           None
Norsk Hydro ASA                       Sponsored ADR    656531605        309,175     41,500      Sole        None           None
Nucor Corporation                     Common           670346105      3,742,715     82,475      Sole        None           None
Old Republic Intl                     Common           680223104        679,090     53,556      Sole        None           None
Oracle Corporation                    Common           68389X105     83,627,123  3,252,708      Sole        None           None
PartnerRe Ltd.                        Common           G6852T105      6,228,364     78,128      Sole        None           None
PETsMART Inc.                         Common           716768106      1,081,815     33,849      Sole        None           None
Pfizer Inc.                           Common           717081103     40,794,448  2,378,685      Sole        None           None
Philip Morris Intl Inc                Common           718172109      3,633,650     69,664      Sole        None           None
Polaris Industries In                 Common           731068102        443,557      8,670      Sole        None           None
Precision Castparts                   Common           740189105        346,552      2,735      Sole        None           None
Raytheon Company                      Common           755111507      5,496,372     96,225      Sole        None           None
Royal Dutch Shell ADR A               Sponsored ADR    780259206     47,839,921    826,822      Sole        None           None
Selective Insurance G                 Common           816300107        199,200     12,000      Sole        None           None
St. Jude Medical Inc                  Common           790849103     55,998,152  1,364,145      Sole        None           None
State Street Corp                     Common           857477103      6,134,752    135,905      Sole        None           None
SunTrust Banks Inc.                   Common           867914103      1,400,179     52,265      Sole        None           None
SuperValu Inc.                        Common           868536103        374,216     22,435      Sole        None           None
Sysco Corporation                     Common           871829107     52,639,003  1,784,373      Sole        None           None
Teva Pharmaceutical                   Common           881624209     53,564,508    849,152      Sole        None           None
V.F. Corporation                      Common           918204108     51,893,839    647,459      Sole        None           None
Valero Energy Corp.                   Common           91913Y100      3,107,773    157,755      Sole        None           None
Vanguard Bond Market ETF              ETF              921937835      5,903,568     74,540      Sole        None           None
Vanguard Growth VIPERs                ETF              922908736        322,722      5,810      Sole        None           None
Vanguard Value VIPERs                 ETF              922908744        321,898      6,378      Sole        None           None
Verizon Communication                 Common           92343V104      3,231,198    104,165      Sole        None           None
Wal-Mart Stores Inc.                  Common           931142103     64,416,492  1,158,570      Sole        None           None
Xerox Corporation                     Common           984121103      1,809,502    185,590      Sole        None           None